PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 96.9%
Common Stocks 92.9%
Brazil 4.1%
B3 SA - Brasil Bolsa Balcao	29,500	$77,882
Banco Bradesco SA	8,801	24,372
Banco do Brasil SA	27,300	311,550
BB Seguridade Participacoes SA	4,600	31,939
Centrais Eletricas Brasileiras SA	5,900	48,682
Cia Siderurgica Nacional SA	2,800	10,009
CPFL Energia SA	23,000	168,192
Engie Brasil Energia SA	1,100	9,007
Petroleo Brasileiro SA	18,700	160,451
Suzano SA	6,200	64,786
TIM SA	19,400	68,212
Vale SA	33,932	465,654
Vibra Energia SA	6,500	31,225
		1,471,961
Chile 0.4%
Cencosud SA	6,384	11,101
Cia Sud Americana de Vapores SA	92,420	6,651
Enel Chile SA	1,828,232	109,711
		127,463
China 25.2%
3SBio, Inc., 144A*	9,000	6,782
Agricultural Bank of China Ltd. (Class H Stock)	102,000	39,493
Alibaba Group Holding Ltd.	82,700	741,735
Aluminum Corp. of China Ltd. (Class H Stock)	24,000	11,697
ANTA Sports Products Ltd.	9,400	79,340
Autohome, Inc., ADR	300	7,560
AviChina Industry & Technology Co. Ltd. (Class H Stock)	18,000	6,639
Baidu, Inc., ADR*	1,200	126,372
Baidu, Inc. (Class A Stock)*	1,300	16,831
Bank of Beijing Co. Ltd. (Class A Stock)	9,100	6,453
Bank of Changsha Co. Ltd. (Class A Stock)	51,000	50,844
Bank of Chengdu Co. Ltd. (Class A Stock)	31,200	54,376
Bank of Hangzhou Co. Ltd. (Class A Stock)	40,000	60,696
Bank of Shanghai Co. Ltd. (Class A Stock)	66,800	59,470
Bank of Suzhou Co. Ltd. (Class A Stock)	50,700	49,880
Beijing Enterprises Holdings Ltd.	66,500	240,685
Beijing Roborock Technology Co. Ltd. (Class A Stock)	187	7,464
Bosideng International Holdings Ltd.	22,000	9,945
Brilliance China Automotive Holdings Ltd.	16,000	8,530

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
BYD Co. Ltd. (Class H Stock)	7,500	$167,926
BYD Electronic International Co. Ltd.	4,000	13,702
Changchun High & New Technology Industry Group, Inc. (Class A Stock)	400	6,358
China CITIC Bank Corp. Ltd. (Class H Stock)	531,000	263,165
China Coal Energy Co. Ltd. (Class H Stock)	12,000	13,178
China Communications Services Corp. Ltd. (Class H Stock)	16,000	6,588
China Construction Bank Corp. (Class H Stock)	486,000	288,618
China Feihe Ltd., 144A	20,000	9,163
China Medical System Holdings Ltd.	82,000	117,181
China Minsheng Banking Corp. Ltd. (Class H Stock)	572,000	190,244
China Overseas Property Holdings Ltd.	5,000	3,314
China Pacific Insurance Group Co. Ltd. (Class H Stock)	14,200	26,128
China Resources Land Ltd.	16,000	48,577
China Resources Power Holdings Co. Ltd.	12,000	24,277
China Tower Corp. Ltd. (Class H Stock), 144A	216,000	24,028
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	89,900	54,151
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	1,300	27,435
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	15,000	15,759
CSPC Pharmaceutical Group Ltd.	43,200	31,782
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	900	6,578
ENN Energy Holdings Ltd.	4,400	32,753
Focus Media Information Technology Co. Ltd. (Class A Stock)	68,300	53,726
Foxconn Industrial Internet Co. Ltd. (Class A Stock)	4,300	7,948
Goneo Group Co. Ltd. (Class A Stock)	4,200	54,324
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	11,600	56,971
Greentown China Holdings Ltd.	150,500	113,379
H World Group Ltd., ADR	7,500	238,275
Henan Shenhuo Coal & Power Co. Ltd. (Class A Stock)	24,900	57,759
Hengan International Group Co. Ltd.	3,500	10,838
HLA Group Corp. Ltd. (Class A Stock)	53,900	57,629
Huaibei Mining Holdings Co. Ltd. (Class A Stock)	5,400	13,056
Huatai Securities Co. Ltd. (Class H Stock), 144A	6,400	7,550
Huaxia Bank Co. Ltd. (Class A Stock)	66,000	55,618
Hubei Jumpcan Pharmaceutical Co. Ltd. (Class A Stock)	11,527	48,304
Industrial & Commercial Bank of China Ltd. (Class H Stock)	439,000	213,850
Industrial Bank Co. Ltd. (Class A Stock)	6,800	14,895
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	2,200	8,297
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	5,600	10,593
JD.com, Inc., ADR	6,100	137,555
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (Class A Stock)	11,900	52,787
Jiangxi Copper Co. Ltd. (Class H Stock)	6,000	8,391
JOYY, Inc., ADR	300	9,198

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
KE Holdings, Inc., ADR	3,400	$48,178
Kingnet Network Co. Ltd. (Class A Stock)	27,200	35,911
Kuaishou Technology, 144A*	45,200	227,823
Kunlun Energy Co. Ltd.	22,000	19,710
Kweichow Moutai Co. Ltd. (Class A Stock)	200	44,704
Li Auto, Inc. (Class A Stock)*	21,000	290,282
Luzhou Laojiao Co. Ltd. (Class A Stock)	400	8,185
Meihua Holdings Group Co. Ltd. (Class A Stock)	36,900	51,189
Meituan (Class B Stock), 144A*	1,560	12,547
Metallurgical Corp. of China Ltd. (Class A Stock)	16,000	7,215
MINISO Group Holding Ltd., ADR	600	10,176
NetEase, Inc.	1,700	33,045
NetEase, Inc., ADR	4,100	400,324
New Oriental Education & Technology Group, Inc.*	11,400	87,988
PDD Holdings, Inc., ADR*	4,700	596,289
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	48,000	14,922
PetroChina Co. Ltd. (Class H Stock)	434,000	313,941
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	34,000	142,920
Qifu Technology, Inc., ADR	600	8,610
Sany Heavy Equipment International Holdings Co. Ltd.	8,000	5,207
Shandong Himile Mechanical Science & Technology Co. Ltd. (Class A Stock)	13,700	50,872
Shanghai Rural Commercial Bank Co. Ltd. (Class A Stock)	63,200	55,593
Shanxi Lu’an Environmental Energy Development Co. Ltd. (Class A Stock)	18,900	62,319
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	1,200	44,863
Sichuan Kelun Pharmaceutical Co. Ltd. (Class A Stock)	14,200	45,705
Silergy Corp.	1,000	12,307
Sinopharm Group Co. Ltd. (Class H Stock)	7,600	19,984
Sinotruk Hong Kong Ltd.	4,000	9,085
Sungrow Power Supply Co. Ltd. (Class A Stock)	4,900	53,437
Tencent Holdings Ltd.	33,700	1,169,772
Tencent Music Entertainment Group, ADR*	26,600	250,040
Tongcheng Travel Holdings Ltd.*	6,800	13,871
Trip.com Group Ltd.*	150	5,460
Vipshop Holdings Ltd., ADR*	17,100	271,719
Weichai Power Co. Ltd. (Class H Stock)	64,000	112,990
Xiaomi Corp. (Class B Stock), 144A*	95,400	150,305
Yunnan Baiyao Group Co. Ltd. (Class A Stock)	1,000	6,474
Yutong Bus Co. Ltd. (Class A Stock)	24,400	51,462
Zhejiang Dingli Machinery Co. Ltd. (Class A Stock)	7,000	50,275
		8,982,339

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Colombia 0.0%
Bancolombia SA	1,330	$11,189
Czech Republic 0.1%
CEZ A/S	910	34,473
Greece 0.7%
Eurobank Ergasias Services & Holdings SA*	42,086	81,119
National Bank of Greece SA*	22,839	173,647
		254,766
Hong Kong 0.0%
Orient Overseas International Ltd.	500	7,464
Hungary 0.1%
OTP Bank Nyrt	1,132	52,452
India 15.9%
ABB India Ltd.	668	37,622
Aurobindo Pharma Ltd.	12,860	178,131
Bajaj Auto Ltd.	324	29,952
Bajaj Finserv Ltd.	1,904	37,305
Bank of Baroda	2,860	8,516
Bharat Electronics Ltd.	20,202	45,248
Britannia Industries Ltd.	3,020	188,889
Cipla Ltd.	7,579	123,266
Coal India Ltd.	8,599	42,104
Colgate-Palmolive India Ltd.	9,169	283,964
Cummins India Ltd.	5,690	157,209
DLF Ltd.	3,395	32,774
Dr. Reddy’s Laboratories Ltd.	4,225	310,440
HCL Technologies Ltd.	18,470	350,297
HDFC Asset Management Co. Ltd., 144A	5,372	231,726
HDFC Bank Ltd.	2,691	47,324
Hindalco Industries Ltd.	42,802	298,098
Hindustan Aeronautics Ltd.	950	34,378
ICICI Bank Ltd.	6,361	78,782
Indraprastha Gas Ltd.	1,764	9,151
Infosys Ltd.	6,463	128,847
Infosys Ltd., ADR	10,300	204,558
InterGlobe Aviation Ltd., 144A*	665	23,715
ITC Ltd.	15,514	82,474
JSW Steel Ltd.	26,832	264,197
Larsen & Toubro Ltd.	3,822	160,009

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Lupin Ltd.	1,155	$20,916
Nestle India Ltd.	4,393	132,513
NTPC Ltd.	21,991	84,196
Oil & Natural Gas Corp. Ltd.	80,500	244,536
Persistent Systems Ltd.	66	6,624
Power Finance Corp. Ltd.	40,781	217,755
Power Grid Corp. of India Ltd.	104,236	325,565
Reliance Industries Ltd.	8,361	287,255
Shree Cement Ltd.	50	17,184
State Bank of India	7,227	55,824
Sun Pharmaceutical Industries Ltd.	4,770	81,490
Supreme Industries Ltd.	351	17,463
Tata Consultancy Services Ltd.	4,601	211,329
Tata Motors Ltd.	8,204	87,314
Tata Motors Ltd. (Class A Stock)	2,200	15,471
Tata Steel Ltd.	35,874	58,744
Trent Ltd.	986	36,662
UltraTech Cement Ltd.	2,558	312,772
United Spirits Ltd.	1,525	19,996
Vedanta Ltd.	4,128	13,629
Wipro Ltd.	6,612	37,817
		5,674,031
Indonesia 2.0%
Adaro Energy Indonesia Tbk PT	78,800	11,948
Astra International Tbk PT	113,100	36,649
Bank Mandiri Persero Tbk PT	314,800	132,536
Bank Rakyat Indonesia Persero Tbk PT	924,300	332,966
Indofood Sukses Makmur Tbk PT	345,300	139,521
Telkom Indonesia Persero Tbk PT	244,400	61,302
United Tractors Tbk PT	7,200	10,459
		725,381
Kuwait 1.1%
Mobile Telecommunications Co. KSCP	72,968	124,709
National Bank of Kuwait SAKP	80,658	256,817
		381,526
Malaysia 0.5%
CIMB Group Holdings Bhd	35,400	46,627
Genting Bhd	11,200	11,158
IOI Corp. Bhd	12,800	10,792

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Malaysia (cont’d.)
Kuala Lumpur Kepong Bhd	2,700	$12,662
Malaysia Airports Holdings Bhd	4,800	7,805
PPB Group Bhd	3,000	9,159
Public Bank Bhd	72,800	67,487
Sime Darby Bhd	16,000	8,209
Telekom Malaysia Bhd	6,600	8,249
		182,148
Mexico 1.7%
Banco del Bajio SA, 144A	73,400	280,141
Cemex SAB de CV, UTS*	113,500	94,103
Coca-Cola Femsa SAB de CV, UTS	5,880	55,884
Fibra Uno Administracion SA de CV, REIT	28,200	47,892
Gruma SAB de CV (Class B Stock)	915	17,118
Grupo Mexico SAB de CV (Class B Stock)	7,100	36,598
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	33,100	75,156
Wal-Mart de Mexico SAB de CV	2,500	10,326
		617,218
Philippines 0.1%
International Container Terminal Services, Inc.	5,580	24,128
SM Investments Corp.	1,320	21,073
		45,201
Poland 1.1%
Bank Polska Kasa Opieki SA	1,039	39,966
Budimex SA	64	10,950
Powszechna Kasa Oszczednosci Bank Polski SA	4,864	61,715
Powszechny Zaklad Ubezpieczen SA	19,202	231,195
Santander Bank Polska SA	263	31,854
		375,680
Qatar 0.9%
Commercial Bank PSQC (The)	16,048	23,117
Mesaieed Petrochemical Holding Co.	24,945	11,500
Ooredoo QPSC	83,946	246,424
Qatar Islamic Bank SAQ	8,352	44,669
		325,710

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Russia 0.0%
Inter RAO UES PJSC^	202,400	$—
LUKOIL PJSC^	2,762	—
Magnit PJSC^	1,716	—
PhosAgro PJSC^	232	—
PhosAgro PJSC, GDR XSTU^	4	—
PhosAgro PJSC, GDR OOTC*^	2	—
Rosneft Oil Co. PJSC^	5,856	—
Sberbank of Russia PJSC^	55,364	—
Surgutneftegas PJSC^	38,400	—
		—
Saudi Arabia 2.4%
Arab National Bank	3,631	24,144
Arabian Internet & Communications Services Co.	122	10,645
Dallah Healthcare Co.	187	8,234
Dr. Sulaiman Al Habib Medical Services Group Co.	3,129	241,878
Etihad Etisalat Co.	19,704	273,848
Mobile Telecommunications Co. Saudi Arabia	2,244	7,982
Nahdi Medical Co.	448	16,800
SABIC Agri-Nutrients Co.	1,178	40,165
Saudi Aramco Base Oil Co.	3,340	129,687
Saudi Awwal Bank	5,600	53,499
Saudi Telecom Co.	5,134	55,866
		862,748
South Africa 1.1%
Harmony Gold Mining Co. Ltd.	2,928	18,302
Kumba Iron Ore Ltd.	351	10,326
Nedbank Group Ltd.	2,183	25,346
Old Mutual Ltd.	27,166	18,078
Sanlam Ltd.	20,349	77,667
Standard Bank Group Ltd.	21,153	225,187
		374,906
South Korea 13.2%
CJ CheilJedang Corp.	46	10,045
Coway Co. Ltd.*	306	12,693
DB Insurance Co. Ltd.*	1,930	127,314
Doosan Bobcat, Inc.	309	11,768
GS Holdings Corp.*	267	9,259
Hana Financial Group, Inc.	4,079	145,855
Hankook Tire & Technology Co. Ltd.*	3,209	122,822

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Hanmi Semiconductor Co. Ltd.*	256	$11,164
Hanwha Aerospace Co. Ltd.*	164	16,937
HMM Co. Ltd.*	1,204	17,304
Hyundai Glovis Co. Ltd.*	1,769	231,637
Hyundai Mobis Co. Ltd.	414	64,896
Hyundai Motor Co.	712	103,561
Hyundai Steel Co.*	3,293	82,462
Industrial Bank of Korea*	14,986	140,605
KB Financial Group, Inc.	7,659	325,031
Kia Corp.*	4,863	373,532
Korea Investment Holdings Co. Ltd.*	240	11,020
Krafton, Inc.*	104	16,677
KT Corp.*	2,379	63,015
KT&G Corp.	3,757	255,154
Meritz Financial Group, Inc.	566	29,059
NH Investment & Securities Co. Ltd.*	832	6,601
Orion Corp.	657	45,441
Samsung C&T Corp.	3,009	310,843
Samsung Electronics Co. Ltd.	24,125	1,310,876
Samsung Fire & Marine Insurance Co. Ltd.*	63	12,466
Samsung Life Insurance Co. Ltd.	3,293	171,123
Samsung SDS Co. Ltd.	191	21,721
Samsung Securities Co. Ltd.	8,597	241,646
Shinhan Financial Group Co. Ltd.	2,347	71,912
SK Hynix, Inc.	2,714	271,782
SK Telecom Co. Ltd.	1,530	57,526
		4,703,747
Taiwan 15.6%
Accton Technology Corp.	18,000	302,806
Acer, Inc.	178,000	261,410
Asustek Computer, Inc.	4,000	56,797
Catcher Technology Co. Ltd.	4,000	24,855
Cheng Shin Rubber Industry Co. Ltd.	11,000	15,949
Compal Electronics, Inc.	161,000	184,644
Eclat Textile Co. Ltd.	1,000	17,453
Eva Airways Corp.	218,000	219,740
Evergreen Marine Corp. Taiwan Ltd.	24,000	115,118
Hon Hai Precision Industry Co. Ltd.	70,000	228,986
MediaTek, Inc.	14,000	432,007
Novatek Microelectronics Corp.	18,000	293,215
Pegatron Corp.	11,000	28,998
Pou Chen Corp.	12,000	12,080
President Chain Store Corp.	15,000	126,470

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
Quanta Computer, Inc.	45,000	$355,816
Taiwan Semiconductor Manufacturing Co. Ltd.	137,000	2,742,535
Uni-President Enterprises Corp.	27,000	62,394
Wan Hai Lines Ltd.	4,060	6,339
WPG Holdings Ltd.	9,000	25,055
Yang Ming Marine Transport Corp.	9,000	13,723
Yuanta Financial Holding Co. Ltd.	56,000	48,277
		5,574,667
Thailand 2.0%
Advanced Info Service PCL	3,000	18,502
Bangkok Dusit Medical Services PCL	58,400	45,268
Bumrungrad Hospital PCL	30,500	206,352
Central Pattana PCL	11,100	20,235
Delta Electronics Thailand PCL	17,300	38,292
Krung Thai Bank PCL	406,000	181,975
PTT Exploration & Production PCL	7,900	33,340
PTT PCL	56,000	53,160
SCB X PCL	4,800	14,049
Srisawad Corp. PCL	4,800	5,341
TMBThanachart Bank PCL	2,263,200	114,145
		730,659
Turkey 2.1%
KOC Holding A/S	52,148	275,417
Pegasus Hava Tasimaciligi A/S*	5,707	141,075
Tofas Turk Otomobil Fabrikasi A/S	17,892	145,139
Turkiye Is Bankasi A/S (Class C Stock)	1	—
Yapi ve Kredi Bankasi A/S	237,031	170,247
		731,878
United Arab Emirates 2.5%
Abu Dhabi Islamic Bank PJSC	82,848	252,862
Aldar Properties PJSC	107,034	148,446
Dubai Islamic Bank PJSC	74,101	127,508
Emaar Properties PJSC	32,946	66,613
Emirates NBD Bank PJSC	63,222	304,477
		899,906

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States 0.1%
JBS SA	4,400	$20,862

Total Common Stocks (cost $28,195,318)		33,168,375
Preferred Stocks 4.0%
Brazil 3.2%
Cia Energetica de Minas Gerais (PRFC)	95,798	223,137
Gerdau SA (PRFC)	54,745	232,819
Itau Unibanco Holding SA (PRFC)	36,200	240,169
Petroleo Brasileiro SA (PRFC)	55,800	458,955
		1,155,080
Chile 0.1%
Sociedad Quimica y Minera de Chile SA (PRFC B)	742	31,862
Colombia 0.1%
Bancolombia SA (PRFC)	2,262	17,822
Russia 0.0%
Surgutneftegas PJSC (PRFC)^	38,200	—
South Korea 0.6%
Hyundai Motor Co. (2nd PRFC)	200	17,672
Hyundai Motor Co. (PRFC)	128	11,318
LG Chem Ltd. (PRFC)	42	8,515
Samsung Electronics Co. Ltd. (PRFC)	4,194	183,512
		221,017

Total Preferred Stocks (cost $1,133,195)		1,425,781

Total Long-Term Investments (cost $29,328,513)		34,594,156
Short-Term Investments 3.5%
Affiliated Mutual Fund 3.3%
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $1,178,093)(wb)	1,178,093	1,178,093

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $69,575)	5.268%	03/14/24	70	$69,569

Total Short-Term Investments (cost $1,247,668)				1,247,662

TOTAL INVESTMENTS 100.4% (cost $30,576,181)				35,841,818
Liabilities in excess of other assets(z) (0.4)%				(129,556)

Net Assets 100.0%				$35,712,262

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
OOTC—OTC Bulletin Board – Other OTC
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REITs—Real Estate Investment Trust
UTS—Unit Trust Security
XSTU—Stuttgart Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
28	Mini MSCI Emerging Markets Index	Mar. 2024	$1,373,120	$(25,840)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).